Stockholders' Equity (Details) - Schedule of granted warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of granted warrants [Abstract]
Number of Shares, Outstanding balance at beginning (in Shares)	1,823,234	1,581,774	1,540,049
Weighted Average Exercise Price, Outstanding balance at beginning	$ 4.20	$ 3.30	$ 3.30
Weighted Average Remaining Life, Outstanding balance at beginning			2 years 10 months 24 days
Number of Shares, Granted (in Shares)		1,227,389	41,725
Weighted Average Exercise Price, Granted		$ 4.50	$ 2.70
Weighted Average Remaining Life, Granted		5 years	5 years
Number of Shares, Exercised/Cancelled (in Shares)		(985,930)
Weighted Average Exercise Price, Exercised/Cancelled		$ 1.80
Weighted Average Remaining Life, Exercised/Cancelled	$ 5.92	$ 4.50
Number of Shares, Outstanding balance at ending (in Shares)		1,823,234	1,581,774
Weighted Average Exercise Price, Outstanding balance at ending		$ 4.20	$ 3.30
Weighted Average Remaining Life, Outstanding balance at ending		3 years 4 months 24 days	1 year 10 months 24 days